UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 10/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2017 (Unaudited)

Deutsche Total Return Bond Fund

(formerly Deutsche Core Plus Income Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 54.7%
Consumer Discretionary 8.3%
AMC Networks, Inc., 5.0%, 4/1/2024		800,000	815,000
Beacon Escrow Corp., 144A, 4.875%, 11/1/2025		1,105,000	1,118,481
CalAtlantic Group, Inc., 5.0%, 6/15/2027		600,000	630,750
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		1,250,000	1,262,500
Charter Communications Operating LLC:
3.579%, 7/23/2020		270,000	277,263
144A, 3.75%, 2/15/2028		1,130,000	1,092,727
4.908%, 7/23/2025		707,000	752,120
144A, 5.375%, 5/1/2047		280,000	283,460
CVS Health Corp., 5.125%, 7/20/2045		320,000	357,578
Discovery Communications LLC:
5.0%, 9/20/2037		500,000	515,477
5.2%, 9/20/2047		620,000	631,989
General Motors Co.:
5.4%, 4/1/2048		700,000	740,661
6.6%, 4/1/2036		340,000	406,873
General Motors Financial Co., Inc., 3.15%, 6/30/2022		3,140,000	3,172,994
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		900,000	919,125
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,545,000	1,622,250
KFC Holding Co., 144A, 4.75%, 6/1/2027		775,000	795,344
Lennar Corp., 4.125%, 1/15/2022		915,000	947,025
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021		600,000	601,742
Myriad International Holdings BV, 144A, 4.85%, 7/6/2027		400,000	410,590
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		775,000	806,388
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)		425,000	418,341
5.0%, 1/15/2044		670,000	633,214
PetSmart, Inc., 144A, 5.875%, 6/1/2025		580,000	506,050
PulteGroup, Inc., 5.0%, 1/15/2027		725,000	761,250
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	943,956
Tata Motors Ltd., REG S, 5.75%, 10/30/2024		900,000	983,840
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		3,250,000	3,136,250
Toll Brothers Finance Corp., 4.875%, 11/15/2025		900,000	943,875
Viacom, Inc.:
5.875% , 2/28/2057 (b)		215,000	212,904
6.25% , 2/28/2057 (b)		230,000	227,240
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		3,175,000	3,198,812
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	291,099
			30,417,168
Consumer Staples 1.4%
Kraft Heinz Foods Co., 4.375%, 6/1/2046		885,000	864,191
Molson Coors Brewing Co.:
3.0%, 7/15/2026		260,000	253,209
4.2%, 7/15/2046		625,000	615,981
PepsiCo, Inc., 4.45%, 4/14/2046		165,000	183,886
Philip Morris International, Inc., 2.0%, 2/21/2020		300,000	299,995
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		600,000	624,000
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		2,135,000	2,145,035
Smithfield Foods, Inc., 144A, 2.65%, 10/3/2021		290,000	287,681
			5,273,978
Energy 7.9%
BP Capital Markets PLC, 3.279%, 9/19/2027		1,165,000	1,172,057
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		520,000	530,916
4.95%, 6/1/2047		415,000	448,854
Cenovus Energy, Inc.:
144A, 4.25%, 4/15/2027		335,000	336,142
144A, 5.4%, 6/15/2047		960,000	990,981
Continental Resources, Inc., 5.0%, 9/15/2022		450,000	455,063
Enbridge, Inc.:
2.9%, 7/15/2022		570,000	573,280
5.5%, 12/1/2046		140,000	164,823
Energy Transfer Equity LP, 4.25%, 3/15/2023 (b)		1,320,000	1,343,113
Energy Transfer LP:
4.5%, 11/1/2023		830,000	872,972
5.95%, 10/1/2043		425,000	452,611
EnLink Midstream Partners LP, 5.45%, 6/1/2047		620,000	643,474
EQT Corp., 3.9%, 10/1/2027		1,350,000	1,341,679
Halliburton Co., 4.85%, 11/15/2035		790,000	871,829
Hess Corp.:
5.6%, 2/15/2041		285,000	298,168
5.8%, 4/1/2047		250,000	269,828
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		790,000	767,011
Kinder Morgan, Inc., 3.15%, 1/15/2023		1,020,000	1,026,106
Magellan Midstream Partners LP, 4.2%, 10/3/2047		275,000	271,474
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	483,750
Noble Energy, Inc., 3.85%, 1/15/2028		1,330,000	1,335,076
Noble Holding International Ltd.:
5.75%, 3/16/2018		190,000	191,425
7.75%, 1/15/2024 (b)		1,960,000	1,754,200
Parsley Energy LLC, 144A, 5.625%, 10/15/2027		535,000	552,056
Petrobras Global Finance BV:
6.125%, 1/17/2022		882,000	953,442
8.375%, 5/23/2021		1,025,000	1,181,953
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		914,000	971,491
6.75%, 9/21/2047		780,000	803,946
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020		750,000	755,548
Plains All American Pipeline LP:
2.85%, 1/31/2023		675,000	648,716
4.3%, 1/31/2043		435,000	381,213
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		450,000	489,150
Sabine Pass Liquefaction LLC, 5.0%, 3/15/2027		1,315,000	1,414,795
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019		513,000	511,401
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		265,000	263,464
The Oil & Gas Holding Co. BSC, 144A, 7.5%, 10/25/2027		3,465,000	3,595,076
			29,117,083
Financials 17.5%
AEGON Funding Co., LLC, 5.75%, 12/15/2020		375,000	409,923
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021		395,000	388,671
144A, 2.75%, 2/3/2021		385,000	388,019
Ares Capital Corp.:
3.625%, 1/19/2022		900,000	909,946
3.875%, 1/15/2020		1,275,000	1,306,730
Banco de Credito e Inversiones, 144A, 3.5%, 10/12/2027		1,145,000	1,116,375
Banco do Brasil SA, 144A, 4.625%, 1/15/2025		1,665,000	1,661,670
Banco General SA, 144A, 4.125%, 8/7/2027		1,450,000	1,442,025
Banco Santander SA:
3.125%, 2/23/2023		400,000	401,432
3.8%, 2/23/2028		1,200,000	1,199,302
Bank of America Corp., 3.824%, 1/20/2028		1,855,000	1,909,985
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021		515,000	517,731
Barclays PLC, 4.836%, 5/9/2028		3,160,000	3,296,405
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	168,694
BNP Paribas SA, 144A, 4.625%, 3/13/2027		2,120,000	2,267,361
BPCE SA, 2.65%, 2/3/2021		515,000	519,893
Credit Agricole SA:
144A, 2.375%, 7/1/2021		330,000	329,698
144A, 3.25%, 10/4/2024		850,000	849,872
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		570,000	594,227
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023		980,000	1,017,097
4.55%, 4/17/2026		850,000	912,591
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		635,000	658,619
FS Investment Corp., 4.75%, 5/15/2022		790,000	819,937
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034		163,140	162,732
HSBC Holdings PLC:
4.375%, 11/23/2026		730,000	767,687
6.0% , 5/22/2027		565,000	600,313
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019		310,000	314,675
Intesa Sanpaolo SpA:
144A, 3.125%, 7/14/2022		1,880,000	1,884,981
3.875%, 1/15/2019		700,000	713,690
Jefferies Group LLC, 6.5%, 1/20/2043		125,000	143,367
JPMorgan Chase & Co., 2.95%, 10/1/2026		1,955,000	1,920,503
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		335,000	366,147
Kookmin Bank, 144A, 2.875%, 3/25/2023		3,750,000	3,722,393
Kyobo Life Insurance Co., Ltd., 144A, 3.95%, 7/24/2047		1,335,000	1,355,759
Legg Mason, Inc., 5.625%, 1/15/2044		600,000	659,606
Lloyds Banking Group PLC, 2.907%, 11/7/2023 (c)		1,345,000	1,344,410
Loews Corp., 4.125%, 5/15/2043		500,000	503,332
Macquarie Bank Ltd., 144A, 6.125%, 3/28/2027		1,505,000	1,582,508
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		625,000	673,046
Manulife Financial Corp., 4.061%, 2/24/2032		1,400,000	1,416,489
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		220,000	228,492
Morgan Stanley, 3.625%, 1/20/2027		1,410,000	1,435,744
Nationwide Building Society, 144A, 2.45%, 7/27/2021		370,000	369,671
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		510,000	586,275
Northwestern Mutual Life Insurance Co., 144A, 3.85%, 9/30/2047		1,100,000	1,085,789
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020		750,000	791,116
Regions Bank, 2.25%, 9/14/2018		485,000	486,461
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		2,300,000	2,317,980
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		1,915,000	1,959,400
Societe Generale SA:
144A, 2.625%, 9/16/2020		625,000	630,949
144A, 7.375% , 12/29/2049		2,224,000	2,451,960
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		505,000	502,197
144A, 2.8%, 5/4/2022		1,040,000	1,044,227
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		450,000	462,448
Synchrony Bank, 3.0%, 6/15/2022		545,000	544,012
Synchrony Financial, 2.6%, 1/15/2019		300,000	301,674
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		2,015,000	2,067,293
4.017%, 10/31/2038		465,000	468,617
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		885,000	925,931
Visa, Inc., 3.15%, 12/14/2025		355,000	362,835
Voya Financial, Inc., 4.8%, 6/15/2046		630,000	672,451
Wells Fargo & Co., 3.0%, 10/23/2026		1,925,000	1,886,283
Westpac Banking Corp., 5.0%, 9/21/2027		940,000	944,773
Woori Bank, 144A, 4.5%, 9/27/2021		750,000	747,169
			64,491,588
Health Care 2.1%
Celgene Corp.:
3.45%, 11/15/2027 (c)		1,105,000	1,103,321
4.35%, 11/15/2047 (c)		440,000	438,825
HCA, Inc., 5.25%, 6/15/2026		900,000	957,375
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		1,355,000	1,320,984
Stryker Corp.:
3.375%, 11/1/2025		240,000	246,256
4.625%, 3/15/2046		120,000	131,949
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/1/2026 (b)		1,790,000	1,583,341
4.1%, 10/1/2046 (b)		1,850,000	1,479,075
Zoetis, Inc., 4.5%, 11/13/2025		305,000	339,782
			7,600,908
Industrials 2.6%
Acwa Power Management & Investments One Ltd., 144A, 5.95%, 12/15/2039		1,450,000	1,500,866
CSX Corp., 4.25%, 11/1/2066		620,000	609,323
FedEx Corp., 4.55%, 4/1/2046		490,000	521,802
Mexico City Airport Trust, 144A, 5.5%, 7/31/2047		1,715,000	1,698,707
Northrop Grumman Corp., 4.03%, 10/15/2047		690,000	710,975
Rockwell Collins, Inc., 4.35%, 4/15/2047		860,000	922,071
The Brink's Co., 144A, 4.625%, 10/15/2027		1,100,000	1,094,610
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		635,000	619,892
United Rentals North America, Inc.:
5.5%, 5/15/2027		1,610,000	1,722,700
5.875%, 9/15/2026		275,000	299,750
			9,700,696
Information Technology 3.5%
Alibaba Group Holding Ltd.:
3.125%, 11/28/2021		114,000	116,224
3.6%, 11/28/2024		334,000	345,688
Amazon.com, Inc., 144A, 4.25%, 8/22/2057		795,000	834,963
Apple, Inc., 3.45%, 2/9/2045		370,000	351,910
Broadcom Corp.:
144A, 3.0%, 1/15/2022		370,000	375,128
144A, 3.5%, 1/15/2028		570,000	566,674
144A, 3.625%, 1/15/2024		655,000	676,504
CA, Inc., 3.6%, 8/15/2022		440,000	451,206
Dell International LLC:
144A, 3.48%, 6/1/2019		795,000	809,259
144A, 4.42%, 6/15/2021		650,000	683,479
144A, 5.875%, 6/15/2021		1,655,000	1,733,245
144A, 8.1%, 7/15/2036		275,000	348,747
DXC Technology Co., 4.75%, 4/15/2027		1,355,000	1,456,963
Expedia, Inc., 144A, 3.8%, 2/15/2028		665,000	646,970
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		250,000	259,234
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		595,000	615,239
Pitney Bowes, Inc., 3.625%, 9/15/2020		310,000	310,296
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		440,000	447,193
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025		750,000	786,767
The Priceline Group, Inc.:
2.75%, 3/15/2023		510,000	509,509
3.55%, 3/15/2028		570,000	574,568
			12,899,766
Materials 3.1%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,580,000	1,670,213
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		750,000	787,500
Celulosa Arauco y Constitucion SA, 144A, 5.5%, 11/2/2047 (c)		430,000	433,010
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (b)		500,000	566,300
Corp. Nacional del Cobre de Chile, 144A, 3.625%, 8/1/2027		420,000	422,474
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		450,000	450,000
6.875%, 2/15/2023		520,000	568,812
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	127,837
LYB International Finance II BV, 3.5%, 3/2/2027		1,625,000	1,623,939
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		700,000	723,800
Solvay Finance America LLC:
144A, 3.4%, 12/3/2020		255,000	262,218
144A, 4.45%, 12/3/2025		340,000	365,069
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		885,000	931,463
Vale Overseas Ltd., 6.25%, 8/10/2026		1,380,000	1,590,105
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	798,314
			11,321,054
Real Estate 3.4%
American Tower Corp., (REIT), 3.3%, 2/15/2021		230,000	235,987
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		530,000	532,584
(REIT), 5.95%, 12/15/2026 (b)		620,000	618,353
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		640,000	708,347
Equinix, Inc., (REIT), 5.375%, 4/1/2023		900,000	929,250
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		465,000	472,797
(REIT), 4.0%, 7/15/2022		1,100,000	1,116,723
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028		370,000	363,058
(REIT), 5.0%, 8/15/2022		1,060,000	1,140,449
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	697,799
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		840,000	843,150
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		670,000	707,387
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		1,350,000	1,370,250
Select Income REIT:
(REIT), 4.15%, 2/1/2022		590,000	601,281
(REIT), 4.25%, 5/15/2024		395,000	400,151
VEREIT Operating Partnership LP:
(REIT), 3.95%, 8/15/2027		910,000	908,759
(REIT), 4.125%, 6/1/2021		850,000	888,128
			12,534,453
Telecommunication Services 2.7%
AT&T, Inc.:
3.4%, 5/15/2025		985,000	972,555
3.9%, 8/14/2027		1,375,000	1,369,500
4.5%, 5/15/2035		840,000	818,773
5.15%, 2/14/2050		815,000	803,410
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		900,000	963,972
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2042		240,000	243,778
Deutsche Telekom International Finance BV, 144A, 2.82%, 1/19/2022		570,000	573,638
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	777,065
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		905,000	918,122
Telefonica Emisiones SAU, 5.213%, 3/8/2047		490,000	539,541
Verizon Communications, Inc.:
2.625%, 8/15/2026		1,465,000	1,381,847
4.272%, 1/15/2036		610,000	598,344
			9,960,545
Utilities 2.2%
AmeriGas Partners LP, 5.5%, 5/20/2025		792,000	809,820
EDP Finance BV, 144A, 3.625%, 7/15/2024		930,000	941,848
Electricite de France SA, 144A, 4.75%, 10/13/2035		1,045,000	1,149,237
Enel Finance International NV:
144A, 3.5%, 4/6/2028		1,255,000	1,233,224
144A, 4.75%, 5/25/2047		630,000	670,061
Exelon Corp., 5.1%, 6/15/2045		270,000	311,087
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	968,004
NRG Energy, Inc., 6.625%, 1/15/2027		815,000	867,975
Southern Co., 3.25%, 7/1/2026		590,000	586,718
Southern Power Co., Series F, 4.95%, 12/15/2046		440,000	472,070
			8,010,044
Total Corporate Bonds (Cost $196,891,227)			201,327,283
Mortgage-Backed Securities Pass-Throughs 16.8%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		7,566,600	7,844,017
4.5%, 12/1/2040		1,006,654	1,079,183
5.0%, 12/1/2040		257,857	282,000
5.5%, with various maturities from 6/1/2035 until 6/1/2039		1,890,368	2,113,107
6.0%, 11/1/2038		396,492	445,119
7.5%, 2/1/2035		261,780	298,539
Federal National Mortgage Association:
3.0%, with various maturities from 12/1/2042 until 11/1/2047 (c)		10,878,156	10,886,113
3.5%, with various maturities from 11/1/2042 until 12/1/2046		11,229,060	11,610,072
4.0%, with various maturities from 9/1/2040 until 11/1/2045		5,253,403	5,563,033
4.5%, 11/1/2043		710,204	762,705
5.0%, with various maturities from 12/1/2039 until 11/1/2041		2,488,303	2,738,481
5.5%, with various maturities from 2/1/2031 until 2/1/2042		3,193,771	3,553,252
6.5%, with various maturities from 5/1/2023 until 4/1/2037		273,232	306,583
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		1,083,884	1,100,788
3.5%, with various maturities from 9/20/2047 until 11/1/2047 (c)		5,594,394	5,806,782
4.0%, with various maturities from 5/15/2047 until 11/1/2047 (c)		5,796,239	6,100,682
4.5%, 7/15/2040		150,478	161,041
5.5%, 6/15/2042		164,948	185,480
6.5%, with various maturities from 12/15/2023 until 7/15/2039		716,778	818,337
Total Mortgage-Backed Securities Pass-Throughs (Cost $61,396,977)			61,655,314
Asset-Backed 5.7%
Automobile Receivables 1.8%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021		1,000,000	1,010,588
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,200,000	2,183,278
Ford Credit Auto Owner Trust, "A", Series 2014-2, 144A, 2.31%, 4/15/2026		1,500,000	1,509,579
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		400,000	400,706
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		56,853	56,859
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021		1,200,000	1,197,560
			6,358,570
Credit Card Receivables 1.2%
Master Credit Card Trust II, "A", Series 2017-1A, 144A, 2.26%, 7/21/2021		500,000	502,501
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,944,657
			4,447,158
Miscellaneous 2.7%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		5,665,800	5,822,743
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		340,290	335,714
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044		330,000	332,550
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,925,450	2,979,717
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3-month USD-LIBOR + 3.400%, 4.754% *, 4/18/2027		500,000	505,717
			9,976,441
Total Asset-Backed (Cost $20,618,477)			20,782,169
Commercial Mortgage-Backed Securities 3.3%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.917% *, 7/10/2044		137,633	96,913
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,000,000	1,012,487
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	211,091
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,054,769
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.546% **, 12/25/2024		7,935,336	262,317
"X1", Series K054, Interest Only, 1.179% **, 1/25/2026		5,495,112	444,820
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047		1,000,000	1,045,394
"AAB", Series 2014-GC18, 3.648%, 1/10/2047		170,000	177,425
JPMBB Commercial Mortgage Securities Trust:
"A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	154,886
"A3", Series 2015-C31, 3.801%, 8/15/2048		1,680,000	1,763,607
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		94,671	94,561
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	1,013,660
"A4", Series 2015-C27, 3.19%, 2/15/2048		2,780,000	2,835,102
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,580,208
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	531,014
Total Commercial Mortgage-Backed Securities (Cost $12,243,208)			12,278,254
Collateralized Mortgage Obligations 7.2%
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		248,662	152,955
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.238% * , 10/25/2028		368,838	375,148
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.388% * , 9/25/2028		656,104	663,309
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,188,398	111,281
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025		401,842	21,291
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025		114,347	4,384
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,088,601	310,040
"UA", Series 4298, 4.0%, 2/15/2054		285,220	282,729
"6", Series 233, Interest Only, 4.5%, 8/15/2035		314,644	65,603
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		7,439,566	1,506,455
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		2,602,587	555,983
"MS", Series 3055, Interest Only, (1.0%) of 1-month USD-LIBOR + 6.600%, 5.361% *, 10/15/2035		2,768,344	446,418
"SG", Series 3859, Interest Only, (1.0%) of 1-month USD-LIBOR + 6.700%, 5.461% * , 11/15/2039		2,211,789	152,089
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,826,556
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,589,384
"ZL" , Series 2017-55, 3.0%, 10/25/2046		2,020,075	1,847,373
"PZ", Series 2016-9, 3.5%, 3/25/2046		5,982,207	5,681,742
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,131,956
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,321,851	263,941
"SD", Series 2003-129, Interest Only, (1.0%) of 1-month USD-LIBOR + 7.000%, 5.762% * , 1/25/2024		1,136,485	94,153
"YI", Series 2008-36, Interest Only, (1.0%) of 1-month USD-LIBOR + 7.200%, 5.962% * , 7/25/2036		4,457,391	755,056
"S", Series 2003-2, Interest Only, (1.0%) of 1-month USD-LIBOR + 7.750%, 6.512% * , 2/25/2033		1,170,587	224,241
"SN", Series 2003-7, Interest Only, (1.0%) of 1-month USD-LIBOR + 7.750%, 6.512% * , 2/25/2033		1,721,451	329,783
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,035,987
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,097,311
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		10,445,092	968,891
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,050,446	1,055,784
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		907,500	124,845
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		526,347	9,104
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		208,288	1,111
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		595,716	25,324
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		793,087	149,418
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,090,404	192,941
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		218,633	40,380
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		705,455	120,608
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		178,994	31,356
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		563,791	47,169
"SB", Series 2014-81, (4.0%) of 1-month USD-LIBOR + 16.400%, 11.46% * , 6/20/2044		636,115	797,140
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 3.466% *, 11/25/2033		315,862	319,295
Total Collateralized Mortgage Obligations (Cost $26,605,972)			26,408,534
Government & Agency Obligations 8.3%
Other Government Related (d) 0.2%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	990,234
Sovereign Bonds 2.3%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	1,478,094	1,647,265
Government of Canada, 2.75%, 12/1/2064	CAD	1,585,000	1,392,874
Government of Ukraine:
144A, 7.375%, 9/25/2032		935,000	921,790
144A, 7.75%, 9/1/2022		1,000,000	1,068,706
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	12,345,000	2,005,263
Saudi Government International Bond:
144A, 2.375%, 10/26/2021		760,000	747,110
144A, 3.625%, 3/4/2028		665,000	660,013
			8,443,021
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,164,673
U.S. Treasury Obligations 5.2%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	647,620
3.0%, 5/15/2047		975,000	999,489
U.S. Treasury Inflation-Indexed Bond, 0.875%, 2/15/2047		1,570,858	1,550,586
U.S. Treasury Notes:
1.875%, 8/31/2024 (b)		6,785,000	6,638,963
2.125%, 9/30/2024		6,700,000	6,657,602
2.25%, 8/15/2027		2,606,700	2,577,985
			19,072,245
Total Government & Agency Obligations (Cost $30,613,507)			30,670,173
Municipal Bonds and Notes 0.5%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		648,098	651,409
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043		750,000	1,032,352
Total Municipal Bonds and Notes (Cost $1,398,097)			1,683,761
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
1.18% **, 8/16/2018 (e)		2,330,000	2,304,790
1.381% **, 10/11/2018 (f)		3,000,000	2,959,723
Total Short-Term U.S. Treasury Obligations (Cost $5,262,626)			5,264,513
		Shares	Value ($)
Securities Lending Collateral 5.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.97% (g) (h) (Cost $18,331,700)		18,331,700	18,331,700
Cash Equivalents 5.8%
Deutsche Central Cash Management Government Fund, 1.08% (g)		21,483,126	21,483,126
Deutsche Variable NAV Money Fund "Capital Shares", 1.32% (g)		709	709
Total Cash Equivalents (Cost $21,483,835)			21,483,835
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $394,845,626)		108.7	399,885,536
Other Assets and Liabilities, Net		(8.7)	(31,898,357)
Net Assets		100.0	367,987,179

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable or floating rate security. These securities are shown at their current rate as of October 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2017 amounted to $17,778,889, which is 4.8% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At October 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended October 31, 2017 is as follows:

Affiliate	Value ($) at 1/31/2017	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Income Distributions ($)	Value ($) at 10/31/2017
Deutsche Central Cash Management Government Fund	5,510,191	152,288,531	136,315,596	—	—	27,262	21,483,126
Deutsche Variable NAV Money Fund	—	5,000,709	5,000,000	—	—	3,230	709
Total	5,510,191	157,289,240	141,315,596	—	—	30,492	21,483,835

At October 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year Australian Bond	AUD	12/15/2017	62	6,160,377	6,114,294	(46,083)

At October 31, 2017, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/29/2017	47	5,553,984	5,507,813	46,171
Euro-BUXL 30 Year German Government Bond	EUR	12/7/2017	11	2,144,937	2,128,553	16,384
Euro-OAT French Government Bond	EUR	12/7/2017	37	6,744,040	6,786,437	(42,397)
U.S. Treasury Long Bond	USD	12/19/2017	22	3,413,267	3,354,312	58,955
Ultra 10 Year U.S. Treasury Note	USD	12/19/2017	126	17,117,320	16,874,156	243,164
Ultra Long U.S. Treasury Bond	USD	12/19/2017	13	2,150,503	2,142,156	8,347
Total net unrealized appreciation						330,624

At October 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	66,500,000	SEK	(42,411)	—	(42,411)

STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR rate at October 31, 2017 is -0.536%.
As of October 31, 2017, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
NZD	5,403,581	USD	3,995,975	11/8/2017	298,915	Australia & New Zealand Banking Group Ltd.
CAD	1,841,000	USD	1,460,230	11/30/2017	32,855	Citigroup, Inc.
EUR	3,332,456	USD	4,008,281	12/1/2017	119,784	Toronto-Dominion Bank
EUR	3,499,000	USD	4,131,952	1/4/2018	40,321	Citigroup, Inc.
SEK	16,719,000	USD	2,071,208	1/18/2018	63,867	Danske Bank AS
EUR	1,389,000	USD	1,646,480	1/24/2018	20,260	HSBC Holdings PLC
CAD	5,001,009	NZD	5,700,000	1/30/2018	14,259	Canadian Imperial Bank of Commerce
Total unrealized appreciation					590,261
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,901,440	NZD	5,403,581	11/8/2017	(204,379)	Australia & New Zealand Banking Group Ltd.
USD	3,957,958	EUR	3,332,456	12/1/2017	(69,461)	JPMorgan Chase Securities, Inc.
USD	4,126,097	EUR	3,499,000	1/4/2018	(34,466)	Citigroup, Inc.
Total unrealized depreciation					(308,306)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$201,327,283	$—	$201,327,283
Mortgage-Backed Securities Pass-Throughs	—	61,655,314	—	61,655,314
Asset-Backed	—	20,782,169	—	20,782,169
Commercial Mortgage-Backed Securities	—	12,278,254	—	12,278,254
Collateralized Mortgage Obligations	—	26,408,534	—	26,408,534
Government & Agency Obligations	—	30,670,173	—	30,670,173
Municipal Bonds and Notes	—	1,683,761	—	1,683,761
Short-Term U.S. Treasury Obligations	—	5,264,513	—	5,264,513
Short-Term Investments (i)	39,815,535	—	—	39,815,535
Derivatives (j)
Futures Contracts	373,021	—	—	373,021
Forward Foreign Currency Exchange Contracts	—	590,261	—	590,261
Total	$40,188,556	$360,660,262	$—	$400,848,818
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(88,480)	$—	$—	$(88,480)
Interest Rate Swap Contracts	—	(42,411)	—	(42,411)
Forward Foreign Currency Exchange Contracts	—	(308,306)	—	(308,306)
Total	$(88,480)	$(350,717)	$—	$(439,197)

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 281,955
Interest Rate Contracts	$ 284,541	$ (42,411)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Total Return Bond Fund (formerly Deutsche Core Plus Income Fund), a series of Deutsche Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2017